Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

		2024		2023	2024	2023
		U.S. Denominated Facilities			Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US	$—	US	$—	$—	$1,915
U.S. Real Estate Credit Facility		—		704	—	933
	US	$—	US	$704	$—	$2,848

Long-Term Debt
Senior Credit Facility	US	$12,000	US	$—	$17,252	$—
Canadian Real Estate Credit Facility		—		—	—	24,018
U.S. Real Estate Credit Facility		—		7,685	—	10,181
Unsecured Senior Notes:
7.125% senior notes due 2026		160,000		273,330	230,026	362,096
6.875% senior notes due 2029		400,000		400,000	575,064	529,904
	US	$572,000	US	$681,015	822,342	926,199
Less net unamortized debt issue costs					(9,873)	(11,369)
					$812,469	$914,830

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	CWC Syndicated Loan	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2022	$59,620	$1,013,229	$17,667	$12,322	$—	$(14,581)	$1,088,257
Changes from financing cash flows:
Proceeds from Senior Credit Facility	162,649	—	—	—	—	—	162,649
Acquired long-term debt	—	—	9,697	—	50,690	—	60,387
Repayment of long-term debt	—	—	—	—	(50,690)	—	(50,690)
Repayment of unsecured senior notes	—	(99,950)	—	—	—	—	(99,950)
Repayment of Senior Credit Facility	(222,216)	—	—	—	—	—	(222,216)
Repayment of Real Estate Credit Facility	—	—	(1,431)	(950)	—	—	(2,381)
Non-cash changes:
Gain on repurchase of unsecured senior notes	—	(137)	—	—	—	—	(137)
Amortization of debt issue costs	—	—	—	—	—	3,210	3,210
Foreign exchange	(53)	(21,142)	—	(258)	—	2	(21,451)
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Current	—	—	1,915	933	—	—	2,848
Long-term	—	892,000	24,018	10,181	—	(11,369)	914,830
Balance December 31, 2023	$—	$892,000	$25,933	$11,114	$—	$(11,369)	$917,678
Changes from financing cash flows:
Proceeds from Senior Credit Facility	27,978	—	—	—	—	—	27,978
Repayment of unsecured senior notes	—	(155,682)	—	—	—	—	(155,682)
Repayment of Senior Credit Facility	(10,981)	—	—	—	—	—	(10,981)
Repayment of Real Estate Credit Facility	—	—	(25,933)	(11,723)	—	—	(37,656)
Non-cash changes:
Amortization of debt issue costs	—	—	—	—	—	3,090	3,090
Reclassification of loan commitment fees	—	—	—	—	—	(1,594)	(1,594)
Foreign exchange	255	68,772	—	609	—	—	69,636
Balance December 31, 2024	$17,252	$805,090	$—	$—	$—	$(9,873)	$812,469
Current	—	—	—	—	—	—	—
Long-term	17,252	805,090	—	—	—	(9,873)	812,469
Balance December 31, 2024	$17,252	$805,090	$—	$—	$—	$(9,873)	$812,469

Long-Term Debt Obligations	Precision’s current and long-term debt obligations at December 31, 2024 will mature as follows:

2025	$—
2026	230,026
2027	17,252
2028	—
Thereafter	575,064
$822,342

Schedule of Listing of Currently Applicable Restrictive and Financial Covenants

At December 31, 2024, Precision was in compliance with the covenants of the Senior Credit Facility and unsecured senior notes.

	Covenant	At December 31, 2024
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.04
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.50	7.64

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	7.94

(1) For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.